OPERATING LEASE RIGHT OF USE ASSETS - Operating lease expenses recorded in the consolidated statement of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE LIABILITIES
Operating lease expense	$ 3,390,748	$ 886,151	$ 298,218
Cost of revenues
OPERATING LEASE LIABILITIES
Operating lease expense	$ 3,390,748	$ 886,151	$ 298,218